Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT HOUSE FUNDS
Entity Central Index Key	0001160363
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000004197
Shareholder Report [Line Items]
Fund Name	The Investment House Growth Fund
Trading Symbol	TIHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment House Growth Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/tihf/. You can also request this information by contacting us at (888) 456-9518.
Additional Information Phone Number	(888) 456-9518
Additional Information Website	https://funddocs.filepoint.com/tihf/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment House Growth Fund (The)	$154	1.41%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     For the annual period ended July 31, 2025, the Fund returned 18.5% vs 16.3% for the S&P 500® Index (the “benchmark”). The Fund benefited from its second largest sector allocation to the Communications sector, 22.8% vs 9.9% for the benchmark with the Fund’s Communications sector holdings outperforming 44.9% vs 31.3% for the benchmark. The Fund's third largest sector allocation was Consumer Discretionary, 13.7% vs 10.4%, with the Fund's Consumer Discretionary companies outperforming the benchmark 24.3% to 19.5%. Also positively contributing to the Fund's  performance was Health Care. The Fund's  Health Care exposure was 7.0% vs 8.8% with the Fund’s selections outperforming 1.1% vs -11.3% for the benchmark. The Fund's  lack of exposure to the Energy sector also contributed with the benchmark Energy sector losing 3.3%. The Fund’s Materials exposure was 1.7% to 1.8% for the benchmark and performance outperformed 14.6% to -2.8%.

     Negatively affecting the Fund’s performance was the Fund’s largest allocation to Technology, 44.9% vs 34.0% for the benchmark with our Technology holdings gaining 14.8% vs 23.7% for the benchmark. Also negatively affecting performance were the Real Estate, and Utilities sectors, which had positive performance, whereas the Fund had no exposure to either sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investment House Growth Fund (The)	S&P 500® Index
Jul-2015	$10,000	$10,000
Jul-2016	$10,348	$10,561
Jul-2017	$12,975	$12,256
Jul-2018	$15,515	$14,246
Jul-2019	$16,906	$15,384
Jul-2020	$21,445	$17,223
Jul-2021	$29,101	$23,500
Jul-2022	$22,681	$22,410
Jul-2023	$26,651	$25,327
Jul-2024	$34,154	$30,936
Jul-2025	$40,474	$35,989

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investment House Growth Fund (The)	18.50%	13.55%	15.01%
S&P 500® Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 456-9518 or visit https://funddocs.filepoint.com/tihf/ for updated performance information.
AssetsNet	$ 226,192,867
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 3,035,593
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$226,192,867 Number of Portfolio Holdings39 Advisory Fee $3,035,593 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Percentage rounds to less than 0.1%.

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Materials	1.7%
Industrials	2.1%
Consumer Staples	3.0%
Financials	5.0%
Health Care	7.0%
Consumer Discretionary	13.7%
Communications	22.8%
Technology	44.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc. - Class A	14.7%
NVIDIA Corporation	10.0%
Amazon.com, Inc.	9.5%
Alphabet, Inc. - Classes A & C	6.2%
Intuit, Inc.	6.2%
Intuitive Surgical, Inc.	5.7%
Apple, Inc.	4.4%
CrowdStrike Holdings, Inc. - Class A	3.2%
Microsoft Corporation	2.8%
Texas Instruments, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.